Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios, Inc. 10
CIK	dei_EntityCentralIndexKey	0001035018
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2023
Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Quant Solutions Mid-Cap Value Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPRAX
PGIM Quant Solutions Mid-Cap Value Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCBVX
PGIM Quant Solutions Mid-Cap Value Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDVRX
PGIM Quant Solutions Mid-Cap Value Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPVZX
PGIM Quant Solutions Mid-Cap Value Fund | R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMVEX
PGIM Quant Solutions Mid-Cap Value Fund | R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMVFX
PGIM Quant Solutions Mid-Cap Value Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMVQX
PGIM Jennison Global Equity Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPQAX
PGIM Jennison Global Equity Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGOCX
PGIM Jennison Global Equity Income Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJERX
PGIM Jennison Global Equity Income Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDEZX
PGIM Jennison Global Equity Income Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJIQX